Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011	Dec. 31, 2010
Equity
Notes Receivable from Former CPI Stockholders	$ 15,300,000
Options
Exercised (in shares)	(712)	(324,720)	(178,683)
Exchange Rights
Limited partners units, exchange ratio	1
Common stock reserved for possible conversion (in shares)	58,151,188
1998 Stock Incentive Plan
Stock-based incentive plan awards
Shares reserved for issuance (in shares)	17,300,000
Employee Options
Stock-based incentive plan awards
Vesting period	3 years
Expiration period	10 years
Options
Shares under option at the beginning of the period	2,279	326,999	505,682
Exercised (in shares)	(712)	(324,720)	(178,683)
Shares under option at the end of the period	1,567	2,279	326,999
Weighted Average Exercise Price Per Share
Shares under option at the beginning of the period (in dollars per share)	$ 50.17	29.75	28.88
Exercised (in dollars per share)	$ 50.17	29.61	23.03
Shares under option at the end of the period (in dollars per share)	$ 50.17	50.17	29.75
Weighted average life of outstanding options	1 year 2 months 1 day
Restricted stock issued under 1998 Stock Incentive Plan
Stock-based incentive plan awards
Total number of shares awarded, net of forfeiture	5,340,313
Restricted stock awarded during the year, net of forfeitures	114,066	116,885	116,726
Weighted average fair value of shares granted during the year (in dollars per share)	$ 146.70	110.12	85.17
Amortization expense	14,001,000	14,018,000	16,839,000
Restricted stock issued under 1998 Stock Incentive Plan | Automatic Awards for Eligible Directors
Stock-based incentive plan awards
Vesting period	1 year
Value of restricted shares awarded to directors on initial election	82,500
Value of restricted shares awarded to director on re-election	82,500
Value of additional restricted shares awarded to director serving as the chairperson of the Audit and Compensation Committees	10,000
Value of additional restricted shares awarded to a director serving as chairperson of a Governance and Nominating Committees	7,500
Value of additional restricted shares awarded to the Lead Director	$ 12,500